Additional Disclosures on Financial Instruments - Financial assets, by class (Details) - EUR (€) € in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of financial assets [line items]
Carrying amount	€ 67,520	€ 154,932	€ 60,493	€ 47,359
Fair value		676
Financial assets measured at amortized cost
Disclosure of financial assets [line items]
Carrying amount		154,256	60,493	47,359
Financial assets measured at amortized cost | Cash and cash equivalents
Disclosure of financial assets [line items]
Carrying amount	62,736	102,144	59,571	47,139
Financial assets measured at amortized cost | Fixed term deposit
Disclosure of financial assets [line items]
Carrying amount		50,000
Financial assets measured at amortized cost | Promissory notes
Disclosure of financial assets [line items]
Carrying amount	2,212	676
Fair value	2,212	676
Financial assets measured at amortized cost | Security deposits
Disclosure of financial assets [line items]
Carrying amount	2,445	2,096	910	189
Fair value	2,445	2,096	910	189
Financial assets measured at amortized cost | Trade receivables
Disclosure of financial assets [line items]
Carrying amount	47
Financial assets measured at amortized cost | Other financial assets
Disclosure of financial assets [line items]
Carrying amount	€ 80	16	12	31
Fair value		16	€ 12	€ 31
FVTPL
Disclosure of financial assets [line items]
Carrying amount		676
FVTPL | Promissory notes
Disclosure of financial assets [line items]
Carrying amount		676
Fair value		€ 676